Business segment Information (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Percentage of Net Sales	100.00%	100.00%	100.00%
Scales & Pet Electronics Products
Percentage of Net Sales	68.00%	83.00%	88.00%
Pet Electronics Products
Percentage of Net Sales	16.00%	9.00%	6.00%
Others
Percentage of Net Sales	16.00%	8.00%	6.00%